Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets comprised the following at December 31:

	2018	2017
Computer equipment	$27,320	$22,924
Warehouse and refrigeration equipment	157,839	135,607
Leasehold improvements	26,600	26,600
Automobile	174,620	174,621
Total	386,379	359,752
Less: Accumulated depreciation and amortization	(277,210)	(213,256)
Fixed assets, net	$109,169	$146,496